AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Information Technology – 28.0%
Communications Equipment – 1.7%
Arista Networks, Inc.(a)	22,863	$4,630,900
Motorola Solutions, Inc.	29,589	3,932,970

		8,563,870

Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. - Class A	20,946	1,526,545
Cognex Corp.	40,402	1,705,772
IPG Photonics Corp.(a)	22,607	2,493,100

		5,725,417

IT Services – 8.0%
Euronet Worldwide, Inc.(a)	44,482	3,812,997
PayPal Holdings, Inc.(a)	141,162	13,514,850
Visa, Inc. - Class A(b)	142,556	22,968,623

		40,296,470

Semiconductors & Semiconductor Equipment – 4.9%
ASML Holding NV ADR	16,740	4,379,854
NVIDIA Corp.	18,819	4,960,688
QUALCOMM, Inc.	50,230	3,398,059
Texas Instruments, Inc.	17,220	1,720,795
Xilinx, Inc.	128,216	9,993,155

		24,452,551

Software – 12.3%
Adobe, Inc.(a)	27,790	8,843,890
ANSYS, Inc.(a)	4,715	1,096,096
Aspen Technology, Inc.(a)	2,570	244,330
Microsoft Corp.	238,303	37,582,608
Paycom Software, Inc.(a) (b)	15,788	3,189,334
Slack Technologies, Inc. - Class A(a) (b)	140,992	3,784,225
Splunk, Inc.(a)	22,711	2,866,810
Tyler Technologies, Inc.(a)	14,282	4,235,470

		61,842,763

		140,881,071

Health Care – 27.2%
Biotechnology – 6.3%
Regeneron Pharmaceuticals, Inc.(a)	25,394	12,399,636
Vertex Pharmaceuticals, Inc.(a)	81,104	19,298,697

		31,698,333

Health Care Equipment & Supplies – 9.2%
ABIOMED, Inc.(a)	19,887	2,886,797
Align Technology, Inc.(a)	26,720	4,647,944
Edwards Lifesciences Corp.(a)	62,547	11,797,615
IDEXX Laboratories, Inc.(a)	21,918	5,309,417
Intuitive Surgical, Inc.(a)	33,263	16,472,170
Stryker Corp.	30,594	5,093,595

		46,207,538

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.7%
UnitedHealth Group, Inc.	95,559	$23,830,503

Health Care Technology – 1.0%
Veeva Systems, Inc. - Class A(a)	30,957	4,840,746

Life Sciences Tools & Services – 2.1%
Illumina, Inc.(a)	29,820	8,144,438
Mettler-Toledo International, Inc.(a)	3,895	2,689,537

		10,833,975

Pharmaceuticals – 3.9%
Zoetis, Inc.	166,748	19,624,572

		137,035,667

Consumer Discretionary – 15.3%
Diversified Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc.(a)	9,700	989,400

Hotels, Restaurants & Leisure – 1.0%
Domino’s Pizza, Inc.	15,060	4,880,494

Internet & Direct Marketing Retail – 5.9%
Amazon.com, Inc.(a)	12,590	24,546,975
Booking Holdings, Inc.(a)	2,752	3,702,321
Etsy, Inc.(a)	39,858	1,532,141

		29,781,437

Specialty Retail – 5.8%
Burlington Stores, Inc.(a)	39,127	6,200,064
Five Below, Inc.(a)	23,885	1,681,026
Home Depot, Inc. (The)	60,170	11,234,341
TJX Cos., Inc. (The)	136,098	6,506,845
Ulta Beauty, Inc.(a)	21,385	3,757,345

		29,379,621

Textiles, Apparel & Luxury Goods – 2.4%
NIKE, Inc. - Class B	148,486	12,285,732

		77,316,684

Communication Services – 14.2%
Entertainment – 2.4%
Electronic Arts, Inc.(a)	108,552	10,873,654
Take-Two Interactive Software, Inc.(a)	8,422	998,933

		11,872,587

Interactive Media & Services – 11.8%
Alphabet, Inc. - Class C(a)	29,390	34,174,986

Company	Shares	U.S. $ Value
Facebook, Inc. - Class A(a)	151,336	$25,242,845

		59,417,831

		71,290,418

Consumer Staples – 5.9%
Beverages – 3.8%
Monster Beverage Corp.(a)	338,486	19,043,222

Food & Staples Retailing – 2.1%
Costco Wholesale Corp.	37,715	10,753,678

		29,796,900

Industrials – 4.3%
Building Products – 1.3%
Allegion PLC	71,369	6,567,375

Commercial Services & Supplies – 0.7%
Copart, Inc.(a)	52,588	3,603,330

Electrical Equipment – 0.3%
AMETEK, Inc.	23,440	1,688,149

Industrial Conglomerates – 1.6%
Roper Technologies, Inc.	25,544	7,964,875

Machinery – 0.4%
IDEX Corp.	13,505	1,865,175

		21,688,904

Materials – 1.6%
Chemicals – 1.6%
Sherwin-Williams Co. (The)	17,459	8,022,760

Financials – 0.4%
Capital Markets – 0.4%
S&P Global, Inc.	7,670	1,879,534

Total Common Stocks (cost $360,346,816)		487,911,938

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $11,931,520)	11,931,520	11,931,520

Total Investments – 99.3% (cost $372,278,336)(f)		499,843,458
Other assets less liabilities – 0.7%		3,344,368

Net Assets – 100.0%		$503,187,826

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,246,127 and gross unrealized depreciation of investments was $(10,681,005), resulting in net unrealized appreciation of $127,565,122.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$487,911,938	$—	$—	$487,911,938
Short-Term Investments	11,931,520	—	—	11,931,520

Total Investments in Securities	499,843,458	—	—	499,843,458
Other Financial Instruments(b)	—	—	—	—

Total	$499,843,458	$—	$—	$499,843,458

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$49,147	$35,596	$72,811	$11,932	$146
Government Money Market Portfolio*	2,477	2,673	5,150	—	2
Total	$51,624	$38,269	$77,961	$11,932	$148

*	Investments of cash collateral for securities lending transactions.